Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 559,282	$ 728,762	$ 75,362
Accounts receivable, net	271,207	177,031	244,353
Inventory	600,912	361,422	366,298
Unbilled revenue	77,623	75,556	76,051
Prepaid expenses	1,784	1,784	18,596
Other current assets	47,107	27,912	96,786
Total current assets	1,557,915	1,372,467	877,446
Property and equipment, net	1,039,173	1,106,164	1,341,187
Right of use	48,043	55,606	83,679
Intangible assets, net	93,750	100,000	125,000
Total assets	2,738,881	2,634,237	2,427,312
Current liabilities:
Accounts payable and accrued liabilities	1,166,865	1,052,603	1,164,217
Contract liabilities	31,547	36,704	41,207
Note payable - current portion	58,255	121,848
Note payable Coronavirus loans- current portion	70,782	41,831
Due to related party	101,834	102,060	51,071
Line of credit		0	24,483
Lease liabilities - current	30,385	30,125	29,237
Provision for income taxes	19,121	18,957	21,856
Liabilities from discontinued operations	112,397	112,397	112,397
Total current liabilities	1,591,186	1,516,525	1,444,468
Long term liabilities:
Convertible debt, net of discount, unamortized $924,199, $1,084,944 and $635,333	261,977	209,323	169,667
Note payable Coronavirus loans- long term	294,625	320,626	121,848
Lease liabilities - long term	14,725	22,574	51,620
Total Liabilities	2,162,513	2,069,048	1,787,603
Stockholders' Equity:
Preferred stock value
Common stock value	617	408	12
Additional paid-in capital	15,298,667	14,486,166	11,757,027
Accumulated (deficit)	(14,681,695)	(13,878,553)	(11,115,178)
Accumulated other comprehensive income	(41,221)	(42,832)	(2,152)
Total stockholders' equity	576,368	565,189	639,709
Total liabilities and stockholders' equity	$ 2,738,881	$ 2,634,237	$ 2,427,312